UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     Chairman
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Jeffrey R. Scharf     Scotts Valley, CA     November 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $921,929 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    23749   464383 SH       SOLE                    75316        0   389067
ADVANCE AUTO PARTS INC         COM              00751Y106    48103   827929 SH       SOLE                   127570        0   700359
AFLAC INC                      COM              001055102    20522   587171 SH       SOLE                    95846        0   491325
APPLE INC                      COM              037833100    47206   123795 SH       SOLE                    20135        0   103660
BARRICK GOLD CORP              COM              067901108    47227  1012359 SH       SOLE                   161031        0   851328
BECTON DICKINSON & CO          COM              075887109    38194   520925 SH       SOLE                    83563        0   437362
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    20904   294260 SH       SOLE                    48006        0   246254
CANADIAN NATL RY CO            COM              136375102    25144   377647 SH       SOLE                    14692        0   362955
CHEVRON CORP NEW               COM              166764100    43592   470801 SH       SOLE                    76035        0   394766
CVS CAREMARK CORPORATION       COM              126650100    41351  1231054 SH       SOLE                   204403        0  1026651
EXXON MOBIL CORP               COM              30231G102      545     7500 SH       SOLE                        0        0     7500
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      290     7025 SH       SOLE                        0        0     7025
INTERNATIONAL BUSINESS MACHS   COM              459200101    47739   272995 SH       SOLE                    43172        0   229823
JOHNSON & JOHNSON              COM              478160104    20454   321152 SH       SOLE                    44932        0   276220
KRAFT FOODS INC                CL A             50075N104    41403  1232973 SH       SOLE                   183556        0  1049417
LIFE TECHNOLOGIES CORP         COM              53217V109    23579   613569 SH       SOLE                   100724        0   512845
LOCKHEED MARTIN CORP           COM              539830109    42531   585506 SH       SOLE                    98792        0   486714
LOEWS CORP                     COM              540424108    34892  1009898 SH       SOLE                   183338        0   826560
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      387     7011 SH       SOLE                     1411        0     5600
MCDONALDS CORP                 COM              580135101    40590   462192 SH       SOLE                    66274        0   395918
MCKESSON CORP                  COM              58155Q103    40450   556401 SH       SOLE                    89421        0   466980
MICROSOFT CORP                 COM              594918104    48277  1939619 SH       SOLE                   319497        0  1620122
NOVARTIS A G                   SPONSORED ADR    66987V109    54561   978317 SH       SOLE                   148954        0   829363
ORACLE CORP                    COM              68389X105    23183   806659 SH       SOLE                   129371        0   677288
SANOFI                         SPONSORED ADR    80105N105    22687   691672 SH       SOLE                   108654        0   583018
SPDR GOLD TRUST                GOLD SHS         78463V107    17579   111218 SH       SOLE                     9804        0   101414
THERMO FISHER SCIENTIFIC INC   COM              883556102    25773   508937 SH       SOLE                    86933        0   422004
TOTAL S A                      SPONSORED ADR    89151E109    36419   830163 SH       SOLE                   134217        0   695946
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    44598  1738024 SH       SOLE                   282252        0  1455772